RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (303,076,129)
Ending balance	(343,332,362)	$ (303,076,129)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,419,302
Ending balance	11,855,131	11,419,302
Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	67,393	49,962	$ 59,428
Net remeasurement of loss allowance	(27,628)	1,208	(33,835)
New financial assets originated or purchased	22,171	15,311	24,115
FX and other movements	105	912	254
Ending balance	62,041	67,393	49,962
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(14,996,337)
Ending balance	(19,027,205)	(14,996,337)
Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	343,057
Ending balance	382,802	343,057
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	139,155	113,156	97,588
Net remeasurement of loss allowance	46,758	39,744	40,263
FX and other movements	1,532	(301)	(50)
Transfer from general approach to simplified approach			(2,595)
Write-offs / Charge-offs of the year	22,286	13,444	22,050
Ending balance	165,159	139,155	113,156
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	203,902
Ending balance	217,643	203,902
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(30,488,831)
Ending balance	(38,900,001)	(30,488,831)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(258,433,837)
Ending balance	(290,172,863)	(258,433,837)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,255,423
Ending balance	11,669,112	11,255,423
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(195,541,994)
Ending balance	(220,297,825)	(195,541,994)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,905,171	8,185,797	8,196,187
Net remeasurement of loss allowance	3,840,686	5,628,301	3,975,607
New financial assets originated or purchased	3,872,872	2,933,649	982,209
Financial assets that have been derecognized/paid	3,242,696	2,325,005	785,075
Unwind of discount	440,452	488,862	504,437
FX and other movements	394,653	(9,451)	29,379
Write-offs / Charge-offs of the year	4,935,526	3,996,982	4,716,947
Ending balance	11,275,612	10,905,171	8,185,797
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(110,399,359)
Ending balance	(119,389,106)	(110,399,359)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,281,257
Ending balance	5,857,131	5,281,257
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(105,706,532)
Ending balance	(116,173,059)	(105,706,532)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,280,406	4,188,388	4,357,012
Net remeasurement of loss allowance	1,469,764	2,270,828	1,268,049
New financial assets originated or purchased	1,140,278	723,772	492,165
Financial assets that have been derecognized/paid	1,141,860	781,525	418,644
Unwind of discount	291,393	360,126	396,892
FX and other movements	98,817	(3,501)	(2,831)
Write-offs / Charge-offs of the year	1,284,053	1,477,682	1,904,255
Ending balance	5,854,745	5,280,406	4,188,388
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(4,692,827)
Ending balance	(3,216,047)	(4,692,827)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	851	986	851
Net remeasurement of loss allowance	(2,142)	(819)	576
New financial assets originated or purchased	5,670	775	(105)
Financial assets that have been derecognized/paid	1,993	91	397
Write-offs / Charge-offs of the year			149
Ending balance	2,386	851	986
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(60,896,486)
Ending balance	(72,308,141)	(60,896,486)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,938,971	3,555,040	3,448,884
Net remeasurement of loss allowance	2,133,238	2,887,260	2,547,735
New financial assets originated or purchased	2,567,265	2,160,486	461,932
Financial assets that have been derecognized/paid	1,887,058	1,389,923	349,917
Unwind of discount	121,699	107,099	89,676
FX and other movements	248,124	1,176	37,723
Write-offs / Charge-offs of the year	3,541,235	2,382,167	2,680,993
Ending balance	4,581,004	4,938,971	3,555,040
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(23,997,867)
Ending balance	(28,387,909)	(23,997,867)
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	560,904	351,558	301,263
Net remeasurement of loss allowance	223,873	399,144	125,250
New financial assets originated or purchased	149,360	39,421	14,328
Financial assets that have been derecognized/paid	203,057	148,425	13,381
Unwind of discount	13,945	11,772	7,413
FX and other movements	47,712	(7,126)	(5,513)
Write-offs / Charge-offs of the year	60,330	85,440	77,802
Ending balance	732,407	560,904	351,558
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(248,282)
Ending balance	(212,669)	(248,282)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	124,039	89,825	88,177
Net remeasurement of loss allowance	15,953	71,888	33,997
New financial assets originated or purchased	10,299	9,195	13,679
Financial assets that have been derecognized/paid	8,728	5,041	2,736
Unwind of discount	13,415	9,865	10,456
Write-offs / Charge-offs of the year	49,908	51,693	53,748
Ending balance	105,070	124,039	89,825
Financial assets at amortised cost, category [member] | Trade receivables [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	343,057
Ending balance	382,802	343,057
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	203,902
Ending balance	217,643	203,902
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(28,966,356)
Ending balance	(37,493,866)	(28,966,356)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,195	737	71
Net remeasurement of loss allowance	1,933	(755)	(615)
New financial assets originated or purchased	4,442	9,031	1,353
Financial assets that have been derecognized/paid	3,831	1,583	64
FX and other movements	959	(235)	(8)
Ending balance	10,698	7,195	737
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(28,966,356)
Ending balance	(37,493,866)	(28,966,356)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	96,486	34,080	99,017
Net remeasurement of loss allowance	(13,853)	16,441	(11,315)
New financial assets originated or purchased	78,371	64,764	34,575
Financial assets that have been derecognized/paid	50,843	13,133	76,771
FX and other movements	13,817	(5,666)	(11,426)
Ending balance	123,978	96,486	34,080
12-month expected credit losses [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,938,933
Ending balance	2,016,576	1,938,933
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	57,226	45,509	40,715
Transfer from stage 1 to stage 2	(1,260)	(1,879)	(529)
Transfer from stage 1 to stage 3	(132)	(417)	(172)
Transfer from stage 2 to stage 1	4,585	1,784	8,116
Transfer from stage 3 to stage 1	84	1	3,582
Net remeasurement of loss allowance	(27,833)	(1,230)	(29,069)
New financial assets originated or purchased	13,222	12,582	22,613
FX and other movements	24	876	253
Ending balance	45,916	57,226	45,509
12-month expected credit losses [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,136	13,353	19,700
Transfer from stage 1 to stage 3			(19,176)
Net remeasurement of loss allowance	2,378	4,901	8,062
FX and other movements	(49)	107	(21)
Transfer from general approach to simplified approach			8,996
Write-offs / Charge-offs of the year	1,526	225	4,208
Ending balance	18,939	18,136	13,353
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,785,400
Ending balance	1,846,682	1,785,400
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,760,076	1,853,138	1,824,874
Transfer from stage 1 to stage 2	(375,884)	(747,230)	(231,472)
Transfer from stage 1 to stage 3	(62,711)	(86,240)	(132,800)
Transfer from stage 2 to stage 1	722,124	760,572	323,445
Transfer from stage 3 to stage 1	119,424	101,001	114,968
Net remeasurement of loss allowance	(512,733)	163,470	(352,578)
New financial assets originated or purchased	1,536,668	997,855	659,037
Financial assets that have been derecognized/paid	1,342,958	1,332,641	366,590
Unwind of discount			280
FX and other movements	52,304	56,520	52,724
Write-offs / Charge-offs of the year	71,864	6,369	38,750
Ending balance	1,824,446	1,760,076	1,853,138
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	656,830	692,037	751,966
Transfer from stage 1 to stage 2	(67,374)	(106,236)	(39,555)
Transfer from stage 1 to stage 3	(8,994)	(14,417)	(32,545)
Transfer from stage 2 to stage 1	112,967	125,920	43,460
Transfer from stage 3 to stage 1	39,360	21,407	21,431
Net remeasurement of loss allowance	(253,424)	(53,544)	(178,010)
New financial assets originated or purchased	560,490	370,537	332,007
Financial assets that have been derecognized/paid	396,804	386,384	220,837
Unwind of discount			280
FX and other movements	17,031	9,196	16,214
Write-offs / Charge-offs of the year	4,427	1,686	2,374
Ending balance	655,655	656,830	692,037
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	792	81	417
Transfer from stage 2 to stage 1		3
Transfer from stage 3 to stage 1			7
Net remeasurement of loss allowance	(2,142)	59	(7)
New financial assets originated or purchased	5,670	716	(50)
Financial assets that have been derecognized/paid	1,934	67	385
Write-offs / Charge-offs of the year			1
Ending balance	2,386	792	81
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,013,071	1,077,840	1,000,009
Transfer from stage 1 to stage 2	(290,074)	(589,705)	(177,418)
Transfer from stage 1 to stage 3	(52,284)	(67,290)	(96,243)
Transfer from stage 2 to stage 1	549,534	580,707	248,656
Transfer from stage 3 to stage 1	53,979	54,682	86,614
Net remeasurement of loss allowance	(256,398)	191,249	(142,986)
New financial assets originated or purchased	941,873	604,215	300,445
Financial assets that have been derecognized/paid	861,113	877,441	141,199
FX and other movements	32,986	42,967	35,705
Write-offs / Charge-offs of the year	65,031	4,153	35,743
Ending balance	1,066,543	1,013,071	1,077,840
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	72,294	58,386	49,134
Transfer from stage 1 to stage 2	(13,038)	(23,251)	(5,351)
Transfer from stage 1 to stage 3	(407)	(1,081)	(867)
Transfer from stage 2 to stage 1	57,319	47,117	25,475
Transfer from stage 3 to stage 1	25,633	24,517	5,971
Net remeasurement of loss allowance	11,100	13,360	(27,965)
New financial assets originated or purchased	18,987	14,288	13,514
Financial assets that have been derecognized/paid	79,057	64,919	1,821
FX and other movements	2,287	4,357	805
Write-offs / Charge-offs of the year	1,996	480	509
Ending balance	93,122	72,294	58,386
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,089	24,794	23,348
Transfer from stage 1 to stage 2	(5,398)	(28,038)	(9,148)
Transfer from stage 1 to stage 3	(1,026)	(3,452)	(3,145)
Transfer from stage 2 to stage 1	2,304	6,825	5,854
Transfer from stage 3 to stage 1	452	395	945
Net remeasurement of loss allowance	(11,869)	12,346	(3,610)
New financial assets originated or purchased	9,648	8,099	13,021
Financial assets that have been derecognized/paid	4,050	3,830	2,348
Write-offs / Charge-offs of the year	410	50	123
Ending balance	6,740	17,089	24,794
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,136
Ending balance	18,939	18,136
12-month expected credit losses [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,188	737	71
Transfer from stage 1 to stage 2	(1,805)
Net remeasurement of loss allowance	(2,133)	(755)	(615)
New financial assets originated or purchased	2,999	9,023	1,353
Financial assets that have been derecognized/paid	3,831	1,583	64
FX and other movements	879	(234)	(8)
Ending balance	3,297	7,188	737
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(28,949,052)
Ending balance	(37,493,866)	(28,949,052)
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	96,307	34,080	20,757
Transfer from stage 1 to stage 2	(45)	(298)
Transfer from stage 2 to stage 1	45
Net remeasurement of loss allowance	(13,853)	16,391	(7,696)
New financial assets originated or purchased	78,371	64,764	34,575
Financial assets that have been derecognized/paid	50,665	12,954	3,729
FX and other movements	13,818	(5,676)	(9,827)
Ending balance	123,978	96,307	34,080
Lifetime expected credit losses [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	203,902	173,307	159,303
On business combination		217
Transfer from general approach to simplified approach			2,595
Entity deconsolidation			(56)
Provision charged to profit or loss	44,210	45,757	35,506
Recovery for partial payments from the clients	(10,670)	(9,144)	(11,129)
Write-offs / Charge-offs of the year	32,850	6,256	13,097
Exchange gains in foreign currency	(13,051)	(21)	185
Ending balance	217,643	203,902	173,307
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,061,469
Ending balance	2,737,386	3,061,469
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,679	2,945	14,358
Transfer from stage 1 to stage 2	1,260	1,879	529
Transfer from stage 2 to stage 3	(169)	(178)	(173)
Transfer from stage 2 to stage 1	(4,585)	(1,784)	(8,116)
Transfer from stage 3 to stage 2	36
Net remeasurement of loss allowance	822	3,025	(4,528)
New financial assets originated or purchased	4,025	2,737	875
FX and other movements	29
Ending balance	10,097	8,679	2,945
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,548	13,006	11,561
Transfer from stage 2 to stage 3			(754)
Net remeasurement of loss allowance	2,865	1,010	4,160
FX and other movements	358	(468)	(6)
Transfer from general approach to simplified approach			(1,421)
Write-offs / Charge-offs of the year			534
Ending balance	16,771	13,548	13,006
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,052,611
Ending balance	2,727,289	3,052,611
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,039,056	1,158,732	1,197,046
Transfer from stage 1 to stage 2	375,884	747,230	231,472
Transfer from stage 2 to stage 3	(1,573,080)	(1,121,369)	(567,849)
Transfer from stage 2 to stage 1	(722,124)	(760,572)	(323,445)
Transfer from stage 3 to stage 2	493,121	282,952	104,502
Net remeasurement of loss allowance	895,936	2,134,128	632,102
New financial assets originated or purchased	1,139,491	1,338,601	119,690
Financial assets that have been derecognized/paid	952,975	658,999	241,128
Unwind of discount			2,155
FX and other movements	206,490	(69,694)	49,148
Write-offs / Charge-offs of the year	198,682	11,953	44,961
Ending balance	2,703,117	3,039,056	1,158,732
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	805,097	213,103	211,926
Transfer from stage 1 to stage 2	67,374	106,236	39,555
Transfer from stage 2 to stage 3	(258,162)	(141,882)	(95,381)
Transfer from stage 2 to stage 1	(112,967)	(125,920)	(43,460)
Transfer from stage 3 to stage 2	66,035	40,930	20,636
Net remeasurement of loss allowance	401,013	641,800	85,522
New financial assets originated or purchased	249,297	220,038	25,185
Financial assets that have been derecognized/paid	242,621	140,133	40,743
Unwind of discount			2,136
FX and other movements	36,669	(6,329)	8,664
Write-offs / Charge-offs of the year	4,913	2,746	937
Ending balance	1,006,822	805,097	213,103
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			9
Transfer from stage 2 to stage 1		(3)
Net remeasurement of loss allowance		27
Financial assets that have been derecognized/paid		24	9
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,948,030	853,414	891,884
Transfer from stage 1 to stage 2	290,074	589,705	177,418
Transfer from stage 2 to stage 3	(1,223,251)	(918,066)	(423,627)
Transfer from stage 2 to stage 1	(549,534)	(580,707)	(248,656)
Transfer from stage 3 to stage 2	383,703	218,402	73,266
Net remeasurement of loss allowance	392,840	1,215,153	491,902
New financial assets originated or purchased	836,627	1,105,837	93,015
Financial assets that have been derecognized/paid	637,177	472,211	192,984
Unwind of discount			19
FX and other movements	138,664	(54,704)	34,982
Write-offs / Charge-offs of the year	183,875	8,793	43,805
Ending balance	1,396,101	1,948,030	853,414
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	225,889	80,296	81,265
Transfer from stage 1 to stage 2	13,038	23,251	5,351
Transfer from stage 2 to stage 3	(63,357)	(42,052)	(25,163)
Transfer from stage 2 to stage 1	(57,319)	(47,117)	(25,475)
Transfer from stage 3 to stage 2	39,998	21,817	8,061
Net remeasurement of loss allowance	120,809	232,709	37,178
New financial assets originated or purchased	52,937	11,638	839
Financial assets that have been derecognized/paid	69,155	45,758	7,126
FX and other movements	31,157	(8,661)	5,502
Write-offs / Charge-offs of the year	7,094	234	136
Ending balance	286,903	225,889	80,296
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	60,040	11,919	11,962
Transfer from stage 1 to stage 2	5,398	28,038	9,148
Transfer from stage 2 to stage 3	(28,310)	(19,369)	(23,678)
Transfer from stage 2 to stage 1	(2,304)	(6,825)	(5,854)
Transfer from stage 3 to stage 2	3,385	1,803	2,539
Net remeasurement of loss allowance	(18,726)	44,439	17,500
New financial assets originated or purchased	630	1,088	651
Financial assets that have been derecognized/paid	4,022	873	266
Write-offs / Charge-offs of the year	2,800	180	83
Ending balance	13,291	60,040	11,919
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,548
Ending balance	16,771	13,548
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7
Transfer from stage 1 to stage 2	1,805
Net remeasurement of loss allowance	4,066
New financial assets originated or purchased	1,443	8
FX and other movements	80	(1)
Ending balance	7,401	7
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(17,304)
Ending balance		(17,304)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	179		31,980
Transfer from stage 1 to stage 2	45	298
Transfer from stage 2 to stage 1	(45)
Net remeasurement of loss allowance		50	(3,564)
Financial assets that have been derecognized/paid	178	179	27,440
FX and other movements	(1)	10	(976)
Ending balance		179
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,214,998
Ending balance	6,883,526	6,214,998
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,488	1,508	4,355
Transfer from stage 1 to stage 3	132	417	172
Transfer from stage 2 to stage 3	169	178	173
Transfer from stage 3 to stage 2	(36)
Transfer from stage 3 to stage 1	(84)	(1)	(3,582)
Net remeasurement of loss allowance	(617)	(587)	(238)
New financial assets originated or purchased	4,924	(8)	627
FX and other movements	52	36	1
Ending balance	6,028	1,488	1,508
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	107,471	86,797	66,327
Transfer from stage 1 to stage 3			19,176
Transfer from stage 2 to stage 3			754
Net remeasurement of loss allowance	41,515	33,833	28,041
FX and other movements	1,223	60	(23)
Transfer from general approach to simplified approach			(10,170)
Write-offs / Charge-offs of the year	20,760	13,219	17,308
Ending balance	129,449	107,471	86,797
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,213,510
Ending balance	6,877,498	6,213,510
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,106,039	5,173,927	5,174,267
Transfer from stage 1 to stage 3	62,711	86,240	132,800
Transfer from stage 2 to stage 3	1,573,080	1,121,369	567,849
Transfer from stage 3 to stage 2	(493,121)	(282,952)	(104,502)
Transfer from stage 3 to stage 1	(119,424)	(101,001)	(114,968)
Net remeasurement of loss allowance	3,457,483	3,330,703	3,696,083
New financial assets originated or purchased	1,196,713	597,193	203,482
Financial assets that have been derecognized/paid	946,763	333,365	177,357
Unwind of discount	440,452	488,862	502,002
FX and other movements	135,859	3,723	(72,493)
Write-offs / Charge-offs of the year	4,664,980	3,978,660	4,633,236
Ending balance	6,748,049	6,106,039	5,173,927
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,818,479	3,283,248	3,393,120
Transfer from stage 1 to stage 3	8,994	14,417	32,545
Transfer from stage 2 to stage 3	258,162	141,882	95,381
Transfer from stage 3 to stage 2	(66,035)	(40,930)	(20,636)
Transfer from stage 3 to stage 1	(39,360)	(21,407)	(21,431)
Net remeasurement of loss allowance	1,322,175	1,682,572	1,360,537
New financial assets originated or purchased	330,491	133,197	134,973
Financial assets that have been derecognized/paid	502,435	255,008	157,064
Unwind of discount	291,393	360,126	394,476
FX and other movements	45,117	(6,368)	(27,709)
Write-offs / Charge-offs of the year	1,274,713	1,473,250	1,900,944
Ending balance	4,192,268	3,818,479	3,283,248
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59	905	425
Transfer from stage 3 to stage 1			(7)
Net remeasurement of loss allowance		(905)	583
New financial assets originated or purchased		59	(55)
Financial assets that have been derecognized/paid	59		3
Write-offs / Charge-offs of the year			148
Ending balance		59	905
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,977,870	1,623,786	1,556,991
Transfer from stage 1 to stage 3	52,284	67,290	96,243
Transfer from stage 2 to stage 3	1,223,251	918,066	423,627
Transfer from stage 3 to stage 2	(383,703)	(218,402)	(73,266)
Transfer from stage 3 to stage 1	(53,979)	(54,682)	(86,614)
Net remeasurement of loss allowance	1,996,796	1,480,858	2,198,819
New financial assets originated or purchased	788,765	450,434	68,472
Financial assets that have been derecognized/paid	388,768	40,271	15,734
Unwind of discount	121,699	107,099	89,657
FX and other movements	76,474	12,913	(32,964)
Write-offs / Charge-offs of the year	3,292,329	2,369,221	2,601,445
Ending balance	2,118,360	1,977,870	1,623,786
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	262,721	212,876	170,864
Transfer from stage 1 to stage 3	407	1,081	867
Transfer from stage 2 to stage 3	63,357	42,052	25,163
Transfer from stage 3 to stage 2	(39,998)	(21,817)	(8,061)
Transfer from stage 3 to stage 1	(25,633)	(24,517)	(5,971)
Net remeasurement of loss allowance	91,964	153,075	116,037
New financial assets originated or purchased	77,436	13,495	(25)
Financial assets that have been derecognized/paid	54,845	37,748	4,434
Unwind of discount	13,945	11,772	7,413
FX and other movements	14,268	(2,822)	(11,820)
Write-offs / Charge-offs of the year	51,240	84,726	77,157
Ending balance	352,382	262,721	212,876
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	46,910	53,112	52,867
Transfer from stage 1 to stage 3	1,026	3,452	3,145
Transfer from stage 2 to stage 3	28,310	19,369	23,678
Transfer from stage 3 to stage 2	(3,385)	(1,803)	(2,539)
Transfer from stage 3 to stage 1	(452)	(395)	(945)
Net remeasurement of loss allowance	46,548	15,103	20,107
New financial assets originated or purchased	21	8	7
Financial assets that have been derecognized/paid	656	338	122
Unwind of discount	13,415	9,865	10,456
Write-offs / Charge-offs of the year	46,698	51,463	53,542
Ending balance	85,039	46,910	53,112
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	107,471
Ending balance	$ 129,449	$ 107,471
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			46,280
Net remeasurement of loss allowance			(55)
Financial assets that have been derecognized/paid			45,602
FX and other movements			$ (623)